Other liabilities - Changes in the provision for maintenance (Details) - Provision for maintenance costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Balances at the beginning of the year	$ 28,921	$ 29,097
Accrual of the year	2,303	3,134
Use of the provision	(6,300)	(2,750)
Translation differences and inflation adjustment	2,271	(560)
Balances at the end of year	$ 27,195	$ 28,921